Adjusting Items Included In Profit From Operations (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [Abstract]
Summary of Restructuring and Integration Costs

	Six months ended 30 June		Year ended 31 December
	2021	2020	2020
	£m	£m	£m
Restructuring and integration costs	83	69	408
Amortisation and impairment of trademarks and similar intangibles	151	171	339
Impairment of goodwill	-	11	209
Impairment and associated costs in respect of assets/liabilities held-for-sale	71	-	-
Credit in respect of an excise dispute in Russia	-	(15)	(40)
Charge in respect of MSA liabilities related to brands sold to a third party	-	-	400
Other adjusting items (largely other litigation including Engle)	23	35	87
Total adjusting items included in profit from operations	328	271	1,403

The costs of the Group’s initiatives are included in profit from operations under the following headings:

	Six months ended 30 June		Year ended 31 December
	2021	2020	2020
	£m	£m	£m
Employee benefit costs	68	34	91
Depreciation, amortisation and impairment costs	(4)	3	151
Other operating expenses	19	32	166
Total	83	69	408

Summary of Carrying Values and Key Assumptions Used In Impairment Assessment	The below table illustrates the carrying values, the key assumptions used in the assessment and the variance in that assumption required before an impairment is required:

	Carrying value	Pre-tax discount rate		Perpetuity growth rate
	At 30 June 2021 (£m)	Assumed	Required to reach nil headroom	Assumed	Required to reach nil headroom

Reynolds American Goodwill	32,375	7.6%	8.3%	1.00%	0.4%
			+70 bps		-60 bps
Newport	28,941	9.1%	9.7%	0.75%	-1.5%
			+60 bps		-225 bps
Camel	12,241	8.7%	11.8%	0.85%	-4.7%
			+310 bps		-555 bps